Significant accounting policies (Details 2) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Apr. 08, 2019	Jan. 01, 2019
Non-current assets [abstract]
Property, plant and equipment	$ 12,263	$ 12,069
Right-of-use assets	1,676	1,677		$ 1,554
Equity [abstract]
Reserves	55,738	54,618
Current liabilities [abstract]
Current lease liabilities	$ 286	$ 246
Increase (decrease) due to changes in accounting policy, IFRS 16 [member]
Non-current assets [abstract]
Property, plant and equipment				(101)
Equity [abstract]
Reserves				3
Current liabilities [abstract]
Current lease liabilities				268
Discontinued operations [member]
Non-current assets [abstract]
Property, plant and equipment			$ 2,858
Right-of-use assets			$ 269	276
Discontinued operations [member] | Previously stated [member]
Non-current assets [abstract]
Right-of-use assets				$ 75